Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 7,614	$ 7,255	$ 8,847
Provision Charged to Expense	3,094	2,135	2,093
Write-Offs	(3,233)	(1,642)	(2,022)
Foreign Exchange and Other	533	(134)	(1,663)
Balance at End of Year	$ 8,008	$ 7,614	$ 7,255